Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

11. LEASES

The balances for the operating leases where the Company is the lessee are presented as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Operating lease right-of-use assets	$2,046	$6,383
Lease liabilities – current	$(1,084)	$(2,250)
Lease liabilities – non-current	(1,293)	(4,804)
Total operating lease liabilities	$(2,377)	$(7,054)

The components of operating lease expense are as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)
Operating lease expense	$732	$1,384
Short-term lease expense	15	157
Lease termination expense	55	37
Total lease expense	$802	$1,578

Short-term leases included lease of Tianjin offices, warehouse and others with a term of 12 months or less, which were excluded from the recognition of right-of-use assets or lease liabilities.

Both operating lease expense, short-term lease expense and termination expense are recognized as general and administrative expenses and other expense.

Other information related to operating leases where the Company is the lessee is as follows:

As of June 30, 2025
Weighted-average remaining lease term (in years)	2.25
Weighted-average discount rate	4.39%

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2025:

For the years ended December 31,	Amount
Remainder of 2025	$1,171
2026	1,328
Total lease payments	2,499
Less: imputed interest	(122)
Total operating lease liabilities, net of interest	$2,377